Treasury shares (Details) ¥ in Thousands, $ in Millions		12 Months Ended
	Nov. 17, 2015 USD ($)	Dec. 31, 2018 shares	Dec. 31, 2017 shares	Dec. 31, 2016 CNY (¥) shares
Treasury shares
Repurchase of treasury stock (in shares)				1,614,135
Repurchase of treasury stock | ¥				¥ 844,711
Treasury stock, shares		0
Payables for repurchase of ordinary shares | ¥				¥ 194,514
Treasury shares re-issued to employees for share awards (in shares)		0	1,356,918	257,217
ADS
Treasury shares
Term of share repurchase program	24 months
ADS | Maximum
Treasury shares
Stock repurchase program, authorized amount | $	$ 300